Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net earnings	$ 585,529	$ 593,126	$ 860,984
Adjustments:
Depreciation	535,852	534,010	522,571
Amortization	74,356	73,011	67,829
Stock-based compensation	47,450	50,733	49,003
Deferred income taxes	56,564	(25,274)	58,051
Distributions from affiliates	8,708
Equity in (earnings) losses of unconsolidated affiliates	(9,297)	13,323	10,043
Impairment of non-current assets		30,000	13,943
Loss on assets	14,000	17,563
Changes in assets and liabilities (exclusive of acquisitions and dispositions):
Accounts receivable	(103,649)	148,113	(274,920)
Inventories	(298,074)	(65,655)	(433,696)
Accounts payable	39,489	(111,496)	62,012
Federal income taxes	77,950	(28,022)	930
Salaries, wages and related accruals	7,155	(60,363)	129,340
Other operating activities	41,916	31,316	(35,037)
Cash provided by operating activities	1,077,949	1,200,385	1,031,053
Investing activities:
Capital expenditures	(1,196,952)	(947,608)	(438,943)
Investment in and advances to affiliates	(85,053)	(180,472)	(95,950)
Repayment of advances to affiliates	54,500	65,446	50,000
Disposition of plant and equipment	34,097	51,063	25,333
Acquisitions (net of cash acquired)		(760,833)	(3,959)
Purchases of investments	(19,349)	(409,403)	(1,494,782)
Proceeds from the sale of investments	92,761	1,667,142	1,285,763
Purchases of restricted investments			(564,994)
Proceeds from the sale of restricted investments	148,725	359,295	47,479
Changes in restricted cash	126,438	(48,625)	530,165
Other investing activities	4,863
Cash used in investing activities	(839,970)	(203,995)	(659,888)
Financing activities:
Net change in short-term debt	(671)	27,945	(11,450)
Repayment of long-term debt	(250,000)	(650,000)
Proceeds from issuance of long-term debt, net of discount	999,100
Bond issuance costs	(7,625)
Issuance of common stock		10,515	8,097
Excess tax benefits from stock-based compensation	2,955	4,700	1,000
Distributions to noncontrolling interests	(76,798)	(74,848)	(61,720)
Cash dividends	(471,028)	(466,361)	(461,518)
Other financing activities	111	1,172	30,569
Cash provided by (used in) financing activities	196,044	(1,146,877)	(495,022)
Effect of exchange rate changes on cash	(3,633)	2,704	(904)
Increase (decrease) in cash and cash equivalents	430,390	(147,783)	(124,761)
Cash and cash equivalents-beginning of year	1,052,862	1,200,645	1,325,406
Cash and cash equivalents-end of year	1,483,252	1,052,862	1,200,645
Non-cash investing activity:
Change in accrued plant and equipment purchases	$ 33,467	$ 71,726	$ 1,559